Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 2,512	¥ 232	¥ 213
Estimated amortization expense in 2013	2,392
Estimated amortization expense in 2014	2,227
Estimated amortization expense in 2015	2,157
Estimated amortization expense in 2016	1,927
Estimated amortization expense in 2017	1,817
Goodwill	¥ 36,496	¥ 645	¥ 645